UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08081

Name of Fund: BlackRock MuniHoldings Fund, Inc. (MHD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock

MuniHoldings Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 4.0%
County of Jefferson Alabama Sewer, Refunding RB:
Convertible CAB, Senior Lien, Series C (AGM), 0.00%, 10/01/38 (a)	$420	$236,258
Convertible CAB, Senior Lien, Series C (AGM), 0.00%, 10/01/42 (a)	365	202,666
Senior Lien, Series A (AGM), 5.00%, 10/01/44	570	555,135
Senior Lien, Series A (AGM), 5.25%, 10/01/48	1,090	1,072,811
Series D, 7.00%, 10/01/51	1,545	1,618,341
Sub-Lien, Series D, 6.00%, 10/01/42	1,000	986,430
County of Jefferson Alabama, Limited Obligation School, RB, Series A, 5.00%, 1/01/24	4,550	4,453,085

		9,124,726
Alaska — 0.5%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 6/01/46	1,660	1,144,321
Arizona — 3.7%
City of Phoenix Arizona IDA, Refunding RB, America West Airlines, Inc. Project, AMT, 6.30%, 4/01/23	2,215	2,215,310
City of Show Low Arizona, Special Assessment Bonds, Improvement District No. 5, 6.38%, 1/01/15	40	40,586
County of Maricopa Arizona IDA, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	1,800	1,612,746
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	2,000	2,049,100
5.00%, 12/01/37	2,360	2,382,845

		8,300,587
California — 13.5%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,530	1,714,518
Sutter Health, Series B, 6.00%, 8/15/42	2,200	2,528,768
Municipal Bonds	Par (000)	Value
California (continued)
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	$875	$920,605
California Pollution Control Financing Authority, RB:
County of San Diego California Water Authority Desalination Project Pipeline, 5.00%, 11/21/45	865	805,194
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 7/01/37 (b)	710	644,453
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (b)	1,790	1,571,316
California State Public Works Board, LRB Various Capital Projects:
Series I, 5.00%, 11/01/38	550	571,472
Sub-Series I-1, 6.38%, 11/01/34	820	949,470
California Statewide Communities Development Authority, RB, John Muir Health, Series A, 5.13%, 7/01/39	1,510	1,551,208
California Statewide Communities Development Authority, Refunding RB, Episcopal Communities & Services:
5.00%, 5/15/42	130	122,493
5.00%, 5/15/47	250	233,747
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 5/15/39	555	598,123
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	255	275,925
Montebello Unified School District, GO, CAB (NPFGC) (c):
0.00%, 8/01/22	2,405	1,752,283
0.00%, 8/01/23	2,455	1,666,233
San Diego Community College District California, GO, Election of 2006, 5.00%, 8/01/43	750	797,812

BLACKROCK MUNIHOLDINGS FUND, INC.	JANUARY 31, 2014	1

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
San Diego Unified School District California, GO, CAB, Election of 2008, Series A, 0.00%, 7/01/29 (c)	$3,475	$1,763,111
State of California, GO, Various Purposes, 6.50%, 4/01/33	8,370	10,045,841
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement Revenue, Asset-Backed, Senior Series A-1, 4.75%, 6/01/25	2,245	2,146,355

		30,658,927
Colorado — 3.1%
Colorado Educational & Cultural Facilities Authority, RB, Charter School, Colorado Springs, 5.50%, 7/01/40	1,455	1,419,309
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project, 5.00%, 12/01/42	1,230	1,175,696
Colorado State Board of Governors, Refunding RB, State University System Enterprise, Series A, 5.00%, 3/01/43	820	904,558
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	710	762,668
Regional Transportation District, RB, Denver Transit Partners Eagle P3 Project, 6.00%, 1/15/34	1,425	1,485,206
University of Colorado, RB, Series A, 5.38%, 6/01/38	1,250	1,393,200

		7,140,637
Connecticut — 1.6%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	955	994,833
Connecticut State Health & Educational Facility Authority, Refunding RB, Wesleyan University, Series G, 5.00%, 7/01/35	2,515	2,688,309

		3,683,142
Municipal Bonds	Par (000)	Value
Delaware — 1.4%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	$790	$828,931
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	2,430	2,384,486

		3,213,417
District of Columbia — 3.3%
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 6/01/41	1,520	1,547,315
Metropolitan Washington Airports Authority, Refunding RB:
1st Senior Lien, Series A, 5.00%, 10/01/39	505	517,731
1st Senior Lien, Series A, 5.25%, 10/01/44	1,470	1,509,719
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/35 (c)	13,485	3,890,692

		7,465,457
Florida — 8.4%
City of Clearwater Florida Water & Sewer Revenue, RB, Series A, 5.25%, 12/01/39	2,375	2,517,832
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/34	750	825,090
County of Hillsborough Florida IDA, RB, National Gypsum Co., Series B, AMT, 7.13%, 4/01/30	1,900	1,900,285
County of Miami-Dade Florida, RB, CAB, Series A (NPFGC), 0.00%, 10/01/37 (c)	2,340	621,644
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/41	2,620	2,735,280
County of Tampa-Hillsborough Florida Expressway Authority, Refunding RB:
Series A, 5.00%, 7/01/37	1,410	1,467,909
Series B, 5.00%, 7/01/42	880	904,306
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/40	2,095	2,320,233
Midtown Miami Community Development District, Special Assessment Bonds, Series B, 6.50%, 5/01/37	2,300	2,304,531

2	BLACKROCK MUNIHOLDINGS FUND, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
Palm Coast Park Community Development District, Special Assessment Bonds, 5.70%, 5/01/37	$640	$406,381
Preserve at Wilderness Lake Community Development District, Special Assessment Bonds, Series A, 5.90%, 5/01/14 (d)	1,390	1,422,999
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	1,740	1,628,710

		19,055,200
Georgia — 1.4%
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	585	607,101
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, Third Indenture, Series A, 5.00%, 7/01/39	2,410	2,523,849

		3,130,950
Hawaii — 0.5%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	945	1,027,952
Illinois — 12.3%
City of Chicago Illinois, GARB, O’Hare International Airport 3rd Lien:
Series A, 5.75%, 1/01/39	2,000	2,117,860
Series C, 6.50%, 1/01/41	4,055	4,620,064
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	3,160	3,159,874
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	570	591,267
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East, 6.75%, 12/01/32	900	912,294
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	730	751,666
City of Chicago Illinois Waterworks Revenue, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	1,000	1,005,560
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	560	601,306
Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/42	$1,230	$1,252,952
Central Dupage Health, Series B, 5.50%, 11/01/39	1,115	1,200,219
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 1/01/38	1,610	1,656,609
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 6/15/47 (c)	13,220	1,911,215
Series B (AGM), 5.00%, 6/15/50	2,190	2,190,416
Series B-2, 5.00%, 6/15/50	1,740	1,705,600
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	315	352,526
6.00%, 6/01/28	800	887,360
State of Illinois, GO, Series A, 5.00%, 4/01/38	2,625	2,636,314
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	440	459,840

		28,012,942
Indiana — 4.9%
Carmel Redevelopment Authority, Refunding RB, Multipurpose, Series A:
4.00%, 8/01/35	260	252,327
4.00%, 2/01/38	1,265	1,195,842
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	560	581,263
7.00%, 1/01/44	1,355	1,415,934
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	2,275	2,423,922
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	310	292,005
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	1,030	959,775
Sisters of St. Francis Health Services, 5.25%, 11/01/39	585	605,171

BLACKROCK MUNIHOLDINGS FUND, INC.	JANUARY 31, 2014	3

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	$1,300	$1,388,907
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	775	853,701
Indianapolis Local Public Improvement Bond Bank, RB, Series A:
5.00%, 1/15/36	275	292,119
5.00%, 1/15/40	880	925,373

		11,186,339
Iowa — 1.6%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	665	657,020
5.50%, 12/01/22	1,630	1,571,353
5.25%, 12/01/25	320	297,027
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	1,085	1,140,563

		3,665,963
Kansas — 0.7%
Kansas Development Finance Authority, Refunding RB, Adventist Health, Series C, 5.75%, 11/15/38	1,520	1,662,713
Kentucky — 0.5%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	705	720,580
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (a)	865	486,805

		1,207,385
Louisiana — 3.5%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/39	570	610,533
Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, 6.75%, 11/01/32	$3,500	$3,733,835
New Orleans Aviation Board, RB, Passenger Facility Charge, Series A, 5.25%, 1/01/41	430	441,627
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	700	715,414
5.25%, 5/15/31	600	602,292
5.25%, 5/15/32	765	766,209
5.25%, 5/15/33	830	829,435
5.25%, 5/15/35	350	348,418

		8,047,763
Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	210	216,722
Maryland — 1.2%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	300	306,237
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	820	859,721
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/41	1,520	1,614,361

		2,780,319
Massachusetts — 4.8%
Massachusetts Development Finance Agency, Refunding RB, Boston University, Series P, 5.45%, 5/15/59	1,165	1,227,013
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	255	262,790
Massachusetts HFA, RB, M/F Housing, Series A, AMT, 5.25%, 12/01/48	2,900	2,902,755

4	BLACKROCK MUNIHOLDINGS FUND, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts School Building Authority, RB:
Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	$980	$1,047,502
Series A (AGM), 5.00%, 8/15/15 (d)	645	692,104
Series A (AGM), 5.00%, 8/15/15 (d)	4,125	4,426,249
Series A (AGM), 5.00%, 8/15/30	230	243,099

		10,801,512
Michigan — 3.4%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien:
Series A, 5.00%, 7/01/32	1,090	995,508
Series A, 5.25%, 7/01/39	3,085	2,846,869
Series B (AGM), 7.50%, 7/01/33	635	676,789
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	955	988,224
State of Michigan Hospital Finance Authority, Refunding RB, Henry Ford Health, 5.75%, 11/15/39	2,105	2,168,403

		7,675,793
Minnesota — 1.1%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 6.75%, 11/15/32	2,135	2,475,725
Mississippi — 0.3%
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	675	719,617
Missouri — 0.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	175	183,904
Missouri State Health & Educational Facilities Authority, Refunding RB, St. Lewis College of Pharmacy Project, 5.50%, 5/01/43	175	180,357

		364,261
Municipal Bonds	Par (000)	Value
Nebraska — 0.3%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	$575	$588,127
New Hampshire — 1.5%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	3,035	3,302,353
New Jersey — 5.1%
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
5.13%, 9/15/23	1,410	1,370,816
5.25%, 9/15/29	1,365	1,313,813
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	1,550	1,604,792
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/43	1,925	1,998,573
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	1,575	1,674,823
Series B, 5.25%, 6/15/36	1,705	1,812,961
Rutgers — The State University of New Jersey, Refunding RB, Series L:
5.00%, 5/01/38	350	378,224
5.00%, 5/01/43	365	390,054
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	1,215	1,139,816

		11,683,872
New York — 7.3%
City of New York New York IDA, RB, British Airways PLC Project, AMT, 7.63%, 12/01/32	1,500	1,507,245
City of New York New York Transitional Finance Authority, Future Tax Secured Bonds, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	1,560	1,642,976
County of Dutchess New York IDA, Refunding RB, St. Francis Hospital, Series A, 7.50%, 3/01/29	790	621,872
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.75%, 4/01/39	1,450	1,605,454

BLACKROCK MUNIHOLDINGS FUND, INC.	JANUARY 31, 2014	5

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Series B, 5.00%, 11/15/34	$1,740	$1,833,612
New York Liberty Development Corp., Refunding RB, Liberty, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	850	909,084
New York State Dormitory Authority, Refunding RB, General Purpose, Series A, 5.00%, 6/15/31	1,235	1,355,437
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	900	975,843
6.00%, 12/01/42	875	947,135
Sales Tax Asset Receivable Corp., Refunding RB, Series A (AMBAC), 5.25%, 10/15/27	4,240	4,376,189
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	765	824,265

		16,599,112
North Carolina — 0.7%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/42	970	1,032,633
North Carolina Medical Care Commission, Refunding RB, Retirement Facilities, 1st Mortgage, Whitestone Project, Series A, 7.75%, 3/01/41	415	440,182

		1,472,815
Ohio — 0.2%
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities, Series A, 6.13%, 7/01/40	470	473,732
Oklahoma — 0.4%
Oklahoma County Finance Authority, Refunding RB, Epworth Villa Project, Series A, 5.13%, 4/01/42	975	913,078
Municipal Bonds	Par (000)	Value
Pennsylvania — 3.6%
City of Philadelphia Pennsylvania IDA, RB:
Arbor House, Inc. Project, Series E, 6.10%, 7/01/33	$1,095	$1,098,307
Commercial Development, AMT, 7.75%, 12/01/17	725	726,805
Saligman House Project, Section 8 Retirement Facilities, Series C (HUD), 6.10%, 7/01/33	1,230	1,233,715
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	2,520	2,760,786
National Gypsum Co., Series B, AMT, 6.13%, 11/01/27	2,500	2,457,375

		8,276,988
South Carolina — 1.1%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	2,285	2,396,371
Tennessee — 1.3%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	980	1,001,658
County of Hardeman Tennessee Correctional Facilities Corp., RB, 7.75%, 8/01/17	1,940	1,912,180

		2,913,838
Texas — 10.0%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	1,480	1,548,687
Sub-Lien, 5.00%, 1/01/33	250	234,510
Sub-Lien, 5.00%, 1/01/42	220	197,470
City of Austin Texas Electric Utility Revenue, Refunding RB, Series A, 5.00%, 11/15/37	1,500	1,579,455
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	1,050	1,140,436
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	1,070	1,180,563
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Home, Inc., Project, Series B, 7.00%, 1/01/48	325	328,403

6	BLACKROCK MUNIHOLDINGS FUND, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/18 (d)	$1,910	$2,459,793
County of Matagorda Texas Navigation District No. 1, Refunding RB, AEP Texas Central Co. Project, Series 1, 4.00%, 6/01/30	750	681,772
Dallas-Fort Worth International Airport, Refunding ARB, Joint Improvement, Series E, AMT, 5.00%, 11/01/35	1,255	1,264,199
Fort Bend County Industrial Development Corp., RB, NRG Energy Project, Series B, 4.75%, 11/01/42	295	262,037
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 8/15/44	450	482,972
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 9/01/37 (c)	1,400	361,144
North Texas Tollway Authority, Refunding RB, 2nd Tier System, Series F, 6.13%, 1/01/31	4,190	4,456,191
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply:
5.50%, 8/01/24	1,100	1,232,319
5.50%, 8/01/25	1,120	1,248,475
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	2,000	2,209,640
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,700	1,855,533

		22,723,599
Vermont — 0.2%
Vermont Educational & Health Buildings Financing Agency, RB, Developmental & Mental Health, Series A, 6.00%, 6/15/17	460	467,595
Municipal Bonds	Par (000)	Value
Virginia — 2.7%
County of Fairfax Virginia EDA, Refunding RB, Goodwin House, Inc., 5.13%, 10/01/42	$1,000	$1,006,730
County of Hanover EDA, Refunding RB, Covenant Woods Series A:
5.00%, 7/01/42	625	520,275
Residential Care Facility, 5.00%, 7/01/47	970	794,546
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	550	549,973
6.00%, 1/01/37	3,180	3,322,814

		6,194,338
Washington — 0.8%
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	1,625	1,730,982
Wisconsin — 3.3%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	4,980	5,599,263
Wisconsin State Health & Educational Facilities Authority, RB, Ascension Health Senior Care Group, 5.00%, 11/15/33	1,710	1,801,998

		7,401,261
Wyoming — 0.1%
Wyoming Municipal Power Agency, Inc., RB, Series A, 5.00%, 1/01/42	210	212,913
Total Municipal Bonds — 114.6%		260,113,344

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)
California — 9.8%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	2,270	2,457,429
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (f)	1,845	2,018,559
City & County of San Francisco California Public Utilities Commission, RB, Water, Series B, 5.00%, 11/01/39	6,600	7,026,558

BLACKROCK MUNIHOLDINGS FUND, INC.	JANUARY 31, 2014	7

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
California (concluded)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	$4,122	$4,323,531
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	1,620	1,735,765
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	748	839,461
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/35	3,494	3,752,303

		22,153,606
Colorado — 2.6%
Colorado Health Facilities Authority, RB, Catholic Health (AGM):
Series C-3, 5.10%, 10/01/41	2,580	2,621,099
Series C-7, 5.00%, 9/01/36	1,650	1,677,011
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (f)	1,490	1,652,521

		5,950,631
Connecticut — 3.0%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	3,179	3,411,211
Series X-3, 4.85%, 7/01/37	3,262	3,483,145

		6,894,356
Florida — 1.8%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	3,939	4,160,684
Georgia — 1.1%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	2,259	2,394,867
Massachusetts — 2.1%
Massachusetts School Building Authority, RB, Senior Dedicated Sales Tax, Series B, 5.00%, 10/15/41	4,502	4,781,856
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (f)	$1,409	$1,565,100
New York — 6.7%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	1,110	1,195,107
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (f)	1,110	1,199,357
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	7,440	7,912,514
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (f)	4,460	4,810,378

		15,117,356
North Carolina — 0.5%
North Carolina Capital Facilities Finance Agency, Refunding RB, Wake Forest University, 5.00%, 1/01/38	1,080	1,141,560
Ohio — 4.7%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	9,644	10,644,891
Tennessee — 1.0%
County of Shelby Tennessee Health Educational & Housing Facilities Board, Refunding RB, St. Jude’s Children’s Research Hospital, 5.00%, 7/01/31	2,250	2,381,085
Texas — .1%
County of Harris Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38 (f)	4,624	5,052,163
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	2,350	2,492,269

8	BLACKROCK MUNIHOLDINGS FUND, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
Texas (concluded)
City of San Antonio Texas, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	$1,720	$1,803,833
University of Texas System, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	2,040	2,185,224

		11,533,488
Utah — 1.1%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	2,518	2,599,436
Virginia — 2.8%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	3,749	4,085,292
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,095	2,165,929

		6,251,221
Washington — 0.9%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	1,860	1,988,672
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 4/01/39 (f)	3,959	4,103,225
		Value
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 45.6%		$103,662,034
Total Long-Term Investments (Cost — $347,597,950) — 160.2%		363,775,378

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (g)(h)	6,410,454	6,410,454
Total Short-Term Securities (Cost — $6,410,454) — 2.8%		6,410,454
Total Investments (Cost — $354,008,404*) — 163.0%		370,185,832
Other Assets Less Liabilities — 0.4%		810,139
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (26.5%)		(60,247,927)
VMTP Shares, at Liquidation Value — (36.9%)		(83,700,000)

Net Assets Applicable to Common Shares — 100.0%		$227,048,044

*	As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$294,176,485

Gross unrealized appreciation	$19,930,777
Gross unrealized depreciation	(4,159,503)

Net unrealized appreciation	$15,771,274

Notes to Schedule of Investments

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Zero-coupon bond.

(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Represent bonds transferred to a TOB. In exchange in which the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(f)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from October 1, 2016 to February 15, 2031 is $11,666,423.

(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK MUNIHOLDINGS FUND, INC.	JANUARY 31, 2014	9

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD)

Affiliate	Shares Held at April 30, 2013	Net Activity	Shares Held at January 31, 2014	Income
FFI Institutional Tax-Exempt Fund	1,244,129	5,166,325	6,410,454	$880

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)
	ARB	Airport Revenue Bonds
	CAB	Capital Appreciation Bonds
	COP	Certificates of Participation
	EDA	Economic Development Authority
	EDC	Economic Development Corp.
	GARB	General Airport Revenue Bonds
	GO	General Obligation Bonds
	HFA	Housing Finance Agency
	HUD	Department of Housing and Urban Development
	IDA	Industrial Development Authority
	LRB	Lease Revenue Bonds
	M/F	Multi-Family
	NPFGC	National Public Finance Guarantee Corp.
	RB	Revenue Bonds

•	Financial futures contracts outstanding as of January 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(210)	10-Year US Treasury Note	Chicago Board of Trade	March 2014	$26,407,500	$(277,900)

10	BLACKROCK MUNIHOLDINGS FUND, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$363,775,378	—	$363,775,378
Short-Term Securities	$6,410,454	—	—	6,410,454

Total	$6,410,454	$363,775,378	—	$370,185,832

[1]	See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(277,900)	—	—	$(277,900)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIHOLDINGS FUND, INC.	JANUARY 31, 2014	11

Schedule of Investments (concluded)	BlackRock MuniHoldings Fund, Inc. (MHD)

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$351,000	—	—	$351,000
Liabilities:
TOB Trust certificates	—	(60,238,073)		(60,238,073)
VMTP Shares	—	(83,700,000)	—	(83,700,000)

Total	$351,000	$(143,938,073)	—	$(143,587,073)

There were no transfers between levels during the period ended January 31, 2014.

12	BLACKROCK MUNIHOLDINGS FUND, INC.	JANUARY 31, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund, Inc.

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund, Inc.

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund, Inc.

Date: March 25, 2014

By:	/s/ NEAL J. ANDREWS
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Fund, Inc.

Date: March 25, 2014